Total interest bearing deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposit Liabilities [Line Items]
Deposits Savings Deposits	$ 6,737,370	$ 6,839,126
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	4,811,972	5,637,985
Total savings, NOW, money market and other interest bearing demand deposits	11,549,342	12,477,111
Time Deposits Abstract
Time Deposits Less Than 100000	4,211,180	5,101,711
Time Deposits 100000 Or More	3,263,265	3,209,641
Total certificates of deposit	7,474,445	8,311,352
Total interest bearing deposits	$ 19,023,787	$ 20,788,463